LEBENTHAL
                                  FUNDS, INC.


                                  Annual Report
                                November 30, 1995




                                   LEBENTHAL
                         THE WORKHORSE OF INVESTMENTS.
[COVER GRAPHIC OMMITED]

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                                  120 BROADWAY, NEW YORK, N.Y. 10271
LEBENTHAL                                               212/425-6116
FUNDS, INC.                     OUTSIDE NYC TOLL FREE 1-800/221-5822

===============================================================================

Dear Shareholder:

Each of the Lebenthal bond funds did extremely well in the twelve months ended November 30, 1995. We are particularly pleased that our largest fund, The
Lebenthal NY Fund, reaching $105.6 million in assets, was the number one performing fund among its peers on a rolling 12-month basis for the seven consecutive months ended October 30, 1995, and number two in November out of 87 funds followed by Lipper Analytical Services, Inc.

The total return statistics of the Lebenthal funds over the last year were 23.56% for the New York Fund, 19.10% for the New Jersey Fund, and 23.11% for the Taxable Municipal bond fund. These figures do not reflect the maximum 4.5% sales charge.* Taking that into account, an investor who put $1,000 into each of the funds on December 1, 1994, reinvested the monthly dividends, and sold on November 30, 1995, would have received $1,180.40 from the New York Fund, $1,137.50 from the New Jersey Fund, and $1,175.50 from the Taxable Municipal Fund.**

The performance records of the $3.3 million New Jersey and $8.7 million Taxable Municipal Funds relative to their peers have also been excellent. New Jersey's 19.10% total return for the year places it eleventh out of the 49 New Jersey funds followed by Lipper. The Taxable Municipal Bond Fund's 23.11% total return can not be directly compared to any Lipper fund category because it is the only taxable municipal bond fund. However, the average return of the Lipper fund grouping that most closely approximates it definitionally is the "A rated Corporate Debt Funds" was 17.73% for the year - which obviously is much lower than our 23.11% return. This is quite remarkable considering that the average quality of the Lebenthal Taxable Municipal Bond fund never dropped below AA during the past year and is currently AA+.

We are also pleased with the 7.94% total annualized return (without load) of the Lebenthal New York Fund for the three years ended November 30, 1995. This return places it #6 out of 49 NY funds followed by Lipper, which had been in existence for the entire period of three extraordinary years. 1993 and 1995 were two of the best years for bonds; 1994 was the worst in over sixty years.

The last twelve months well prove the desirability of investing moneys as they become available. If we had followed the advice of the vast majority of economists, we would still be sitting with a large cash position because virtually all of them were predicting that interest rates would end up the year significantly higher than what proved to be the case. I very much believe in being invested at all times - correctly calling changes in interest rates is almost impossible.

--------------------------------------------

* The total return of each fund, assuming payment of a full 4.5% load, for the one year period ending 11/30/95 was (a) 18.04% for the Lebenthal New York Municipal Bond Fund; (b) 13.75% for the Lebenthal New Jersey Municipal Bond Fund; and (c) 17.55% for the Lebenthal Taxable Municipal Bond Fund.

** The total return of each fund, assuming payment of a full 4.5% load, from inception through November 30, 1995 was (a) 37.24% for the Lebenthal New York Municipal Bond Fund (inception June 24, 1991); (b) a negative .74% for the Lebenthal New Jersey Bond Fund (inception December 1, 1993); and (c) 11.11% for The Lebenthal Taxable Municipal Bond Fund (inception December 1,
     1993). The SEC yield of the three fund's at their November 30, 1995, offering prices were: New York, 4.88%; New Jersey, 5.26%; and Taxable Municipal, 7.12%. Past performance is no guarantee of future results.

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Who would have thought with real economic growth at 2.5%, an  unemployment  rate of 5.4%, and the Federal Funds Rate at 5.5%, the long Treasury, after hitting 8.14% in November 1994, would drop back to 6%, near the 1993 low of 5.73%? How is this possible? The reasons appear to be (1) the lack of inflation, which in itself is surprising since unemployment below 5.5% has typically caused wage-push inflation; (2) the view that the Federal Reserve (and other central banks) will be lowering rates continually all through 1996 in reaction to slowing economic growth; (3) the knowledge that interest rates always behave themselves during election years; (4) the belief that the U.S. dollar will continue to grow in value relative to other currencies causing foreign investors to move into U.S. denominated instruments; and (5) the hope that federal and state governments will be successful in reducing deficits by reining in spending.

The more than six million person growth in employment over the last two years has not led to inflationary pressures because the growth has largely been in lower paying jobs - many of which are with temporary agencies that have no benefits or job security. Plus, there has been a significant and continuing reduction in the better paying jobs due to productivity improvements and the ability and willingness to transfer work to lower cost countries. This trend has been amplified by the strength of the dollar and economic problems, such as the depression in Mexico.

In this type of environment, people don't spend. For one thing, they really don't have the money to do so. And, if they are constantly having to worry about keeping their jobs and avoiding reductions in pay and/or benefits, they are cautious about buying. Furthermore, individuals are reaching their credit limits and they are now starting to have difficulties in making required payments on time. Then, too, individuals are now having to think seriously about saving, particularly when the adequacy of the government safety net is in question. More savings are great for keeping interest rates low, of course. But, until savings are invested and become factories, houses, roads, airports, and unspent income, they subtract from economic growth in this consumption economy of ours.

If people don't consume, there is no ability to raise prices - and prices could actually decrease, which is what I believe is happening now - although it will be awhile before the statistics show it. In any case, there can't be price increases when it is easy to import the same or better products cheaper. If there is minimal inflation, there is no need for interest rates to be as high as they are.

The economy can literally "stop on a dime" if consumers precipitously postpone purchases of automobiles and housing, which are the two main pillars of the economy, on a change in consumer confidence in the future. A slowdown in these industries will quickly cause postponement of orders in other industries leading to a multi-month draw down of inventories. We are fearful that these negatives to the economy may already be taking place - with the budget standoff and the Bosnia adventure perhaps being the catalysts.

Regardless of the preceding comments, I believe that the primary reason interest rates have fallen so much is the movement of vast amounts of assets from yen denominated instruments into the U.S. treasury market to take advantage of the 500-600 basis point yield differential between fixed income instruments in the U.S. and Japan. The movement into U.S. Treasuries became a flood when Japanese investors determined that they could earn 6% or so on U.S. government bonds and another few percentage points on a twin U.S. bond and dollar rally versus only earning between 1/2 of 1% and 2% in yen denominated investments. Indeed, this vast movement of funds helped drive the dollar and bond prices ever higher and was a self-fulfilling prophecy. We think the move into the dollar will continue causing it rise even more - and continue to take bonds with it.

In such an environment of generally rising bond prices, we could have reached for faster growth using deeply discounted instruments. Instead we chose to be conservative and concentrate our buying power in current coupon bonds, which quickly became cushion bonds as interest rates fell. We have continued this strategy in order to deliver

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an  attractive  current  yield as well as minimize  price  volatility.  Our full coupon bonds have call protection, mostly into the next century, and are in keeping with our objective of providing maximum current income consistent with preservation of capital and reasonable growth.

Bonds are up across the board. But tax frees have not rallied nearly as much as taxables since their primary buyers are individual investors. The individual has been patently distracted by the bull market in equities and concerns over passage of a flat tax. And yet, on an after tax basis, the return on municipals has not been that much less than equities. And it comes with greater certainty than any stock can promise. (Of course, candor - not to mention securities law - requires we say that past performance is no assurance of future results, share values fluctuate, and the price you get for your shares when you sell could be more or less than your original cost.)

We expected municipals to outperform taxables last year due to what looked like the excellent technical condition of the market, notably the expected demand of more than $300 billion vs. an expected supply of only $150 billion in new issues. Instead, the public actually took money out of the municipal market causing yields to rise. Some of those tax free yields are currently 98-100% of the yields on treasury bonds vs. the more normal relationship of 84%.

What with tax exempts now so attractive vis-a-vis taxable alternatives, what happens next? We believe that a good sized further rally in fixed income instruments lies ahead as the Federal Reserve moves aggressively to reduce interest rates recognizing the increasingly obvious weakness in the economy. About the only action available to help reboot the economy is significantly lower interest rates.

We expect municipal bonds to do particularly well because they are very cheap to taxable obligations, and equities no longer provide competition due to the correction we expect courtesy of disappointing earnings. Additionally, we believe that it will soon become obvious a flat tax is not a viable alternative because (1) it is not fair - you don't tax the little guy's earned income and exempt the big guy's investment income; (2) the public does not want it; (3) it is unlikely to generate sufficient revenues to fund the government; (4) it is sufficiently complicated to turn the economy on its ear and lead to years of turmoil; and (5) the foolishness could severely damage the chances of whomever's party proposes a Flat Tax in 1996. After we get a federal budget, nobody better breathe, let alone tamper with the revenue system, a mighty slim reed on which all that promise of deficit reduction hangs.

Let me stress again, this is a good time for fixed-income investments - in our opinion. Also, as I am sure you realize, the information and statistics included in this commentary are not guaranteed. However, they have been obtained from reliable sources and are believed to be accurate.

We thank you for the opportunity to be of service.

Very truly yours,

/S/ James L. Gammon

James L. Gammon
President
Lebenthal Asset Management, Inc.



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LEBENTHAL NEW YORK MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART


===============================================================================

The following chart compares the performance of Lebenthal New York Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

The following table represents the omitted graph.


INCEPTION    LEHMAN MBI       LOAD               NO-LOAD
---------    ----------       ----               -------

08/08/91     10,000.00      9,550.00           10,000.00
08/31/91     10,102.00      9,576.68           10,027.93
09/30/91     10,233.33      9,643.37           10,097.77
10/31/91     10,325.43      9,764.96           10,225.09
11/30/91     10,354.34      9,750.91           10,210.38
12/31/91     10,576.96     10,017.27           10,489.29
01/31/92     10,601.28      9,912.54           10,379.63
02/29/92     10,604.46      9,981.87           10,452.22
03/31/92     10,608.70     10,017.59           10,489.62
04/30/92     10,703.12     10,117.19           10,593.91
05/31/92     10,829.42     10,309.96           10,795.77
06/30/92     11,011.35     10,561.46           11,059.12
07/31/92     11,341.69     10,996.01           11,514.14
08/31/92     11,230.55     10,750.28           11,256.84
09/30/92     11,303.54     10,777.59           11,285.43
10/31/92     11,192.77     10,557.44           11,054.91
11/30/92     11,393.12     10,890.75           11,403.93
12/31/92     11,509.33     11,025.65           11,545.18
01/31/93     11,642.84     11,156.20           11,681.88
02/28/93     12,064.31     11,654.52           12,203.68
03/31/93     11,936.43     11,525.53           12,068.61
04/30/93     12,056.98     11,682.96           12,233.46
05/31/93     12,124.50     11,763.89           12,318.21
06/30/93     12,326.98     11,955.02           12,518.34
07/31/93     12,343.01     11,977.58           12,541.97
08/31/93     12,599.74     12,283.19           12,861.98
09/30/93     12,743.38     12,424.61           13,010.06
10/31/93     12,767.59     12,435.00           13,020.94
11/30/93     12,655.24     12,261.95           12,839.74
12/30/93     12,922.39     12,534.19           13,124.80
01/31/94     13,069.96     12,678.36           13,275.77
02/28/94     12,731.45     12,327.21           12,908.07
03/31/94     12,213.03     11,658.93           12,208.30
04/29/94     12,316.23     11,652.51           12,201.58
05/31/94     12,423.01     11,800.54           12,356.58
06/30/94     12,347.10     11,709.19           12,260.94
07/29/94     12,573.43     11,987.28           12,552.13
08/31/94     12,616.93     12,028.42           12,595.20
09/30/94     12,431.71     11,751.19           12,304.91
10/31/94     12,210.93     11,403.55           11,940.89
11/30/94     11,990.15     11,073.50           11,595.28
12/31/94     12,253.94     11,441.27           11,980.39
01/31/95     12,604.40     11,957.44           12,520.88
02/28/95     12,971.19     12,375.71           12,958.86
03/31/95     13,120.36     12,477.59           13,065.53
04/30/95     13,136.10     12,525.53           13,115.74
05/31/95     13,555.14     12,967.76           13,578.81
06/30/95     13,437.21     12,915.42           13,524.00
07/31/95     13,564.86     12,906.48           13,514.64
08/31/95     13,737.14     13,086.10           13,702.72
09/30/95     13,823.68     13,165.66           13,786.03
10/31/95     14,024.13     13,394.37           14,025.52
11/30/95     14,256.93     13,728.87           14,375.78





                                                     Average Annual Total Return Since
                                               One       Commencement of Operations
                                               Year             August 8, 1991
                                               ----             --------------
Lebenthal New York Municipal Bond Fund:
  with sales load                             18.04%                 7.62%
  with out sales load                         23.56%                 8.77%
Lehman Index                                  18.89%                 8.56%


Past performance is not predictive of future performance.

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LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART


===============================================================================


The following chart compares the performance of Lebenthal New Jersey Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

The following tabel represents the omitted graph.

INCEPTION      MBI            LOAD                     NO-LOAD
---------      ---            ----                     -------

12/01/93       10,000.00       9,550.00                 10,000.00
12/31/93       10,211.10       9,688.16                 10,148.21
01/31/94       10,327.71       9,823.53                 10,290.01
02/28/94       10,060.22       9,397.71                  9,843.97
03/31/94        9,650.57       8,761.68                  9,177.74
04/30/94        9,732.41       8,757.23                  9,173.08
05/31/94        9,816.79       8,891.50                  9,313.72
06/30/94        9,756.81       8,789.68                  9,207.06
07/31/94        9,935.65       8,959.27                  9,384.71
08/31/94        9,970.03       8,984.09                  9,410.70
09/30/94        9,823.67       8,776.38                  9,193.14
10/31/94        9,649.20       8,510.54                  8,914.67
11/30/94        9,474.74       8,300.86                  8,695.03
12/30/94        9,683.19       8,557.55                  8,963.91
01/31/95        9,960.12       8,768.49                  9,184.87
02/28/95       10,249.96       9,007.48                  9,435.21
03/31/95       10,367.84       9,089.45                  9,521.07
04/30/95       10,380.28       9,104.86                  9,537.22
05/31/95       10,711.41       9,391.12                  9,837.06
06/30/95       10,618.22       9,290.91                  9,732.10
07/31/95       10,719.09       9,361.34                  9,805.87
08/31/95       10,855.23       9,494.65                  9,945.52
09/30/95       10,923.62       9,541.02                  9,994.09
10/31/95       11,082.01       9,717.88                 10,179.34
11/30/95       11,265.97       9,926.16                 10,397.51




                                                      Average Annual Total Return Since
                                               One        Commencement of Operations
                                               Year             December 1, 1993
                                               ----             ----------------
Lebenthal New Jersey Municipal Bond Fund:
  with sales load                             13.75%                -0.37%
  with out sales load                         19.10%                 1.97%
Lehman Index                                  18.89%                 6.14%


Past performance is not predictive of future performance.

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LEBENTHAL TAXABLE MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART


===============================================================================


The following chart compares the performance of Lebenthal Taxable Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods against the Lehman Brothers Long Corp. Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

The following table represents the omitted graph.

INCEPTION    LONG CORP INDEX           LOAD          NO-LOAD
---------    ---------------           ----          -------
12/01/93       10,000.00             9,550.00       10,000.00
12/31/93       10,056.00             9,710.50       10,171.61
01/31/94       10,300.36             9,743.78       10,206.47
02/28/94        9,995.47             9,745.02       10,207.78
03/31/94        9,594.65             9,493.45        9,944.26
04/30/94        9,482.39             9,385.34        9,831.01
05/31/94        9,387.57             9,304.58        9,746.42
06/30/94        9,332.18             9,242.46        9,681.35
07/31/94        9,654.14             9,317.95        9,760.42
08/31/94        9,620.35             9,240.50        9,679.29
09/30/94        9,356.76             9,224.90        9,662.96
10/31/94        9,321.20             9,197.88        9,634.66
11/30/94        9,355.69             8,989.53        9,416.40
12/31/94        9,487.60             9,209.91        9,647.25
01/31/95        9,721.95             9,294.19        9,735.53
02/28/95       10,036.94             9,582.28       10,037.31
03/31/95       10,146.34             9,658.90       10,117.56
04/30/95       10,342.17             9,809.53       10,275.35
05/31/95       10,985.45            10,115.71       10,596.06
06/30/95       11,101.90            10,250.93       10,737.71
07/31/95       10,993.10            10,284.77       10,773.15
08/31/95       11,240.44            10,409.20       10,903.49
09/30/95       11,422.54            10,662.82       11,169.15
10/31/95       11,595.02            10,897.10       11,414.56
11/30/95       11,865.18            11,111.63       11,639.28


                                                    Average Annual Total Return Since
                                              One       Commencement of Operations
                                              Year            December 1, 1993
                                              ----            ----------------
Lebenthal Taxable Municipal Bond Fund:
  with sales load                            17.55%                 5.41%
  with out sales load                        23.11%                 7.88%
Lehman Index                                 26.82%                 8.93%


Past performance is not predictive of future performance.


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

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LEBENTHAL NEW YORK TAX FREE MONEY FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1995

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                               Maturity                    Value                 Standard
    Amount                                                                Date        Yield       (Note 1)        Moody's & Poor's
    ------                                                                ----        -----        ------         -------   ------

Other Tax Exempt Investments (5.85%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,000,000  Brentwood, NY UFSD (Suffolk County, NY) TAN (b)        06/28/96        3.93%    $ 2,005,518
     1,000,000  Dutchess County, NY BAN                                08/02/96        3.71       1,003,094        MIG-1
       420,000  Syracuse, NY GO - Series A
                MBIA Insured                                           06/15/96        3.70         427,029         Aaa       AAA
    ----------                                                                                    ---------
     3,420,000  Total Other Tax Exempt Investments                                                3,435,641
    ----------                                                                                    ---------
Other Variable Rate Demand Instruments (86.22%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,000,000  Franklin County, NY IDA IDRB (Kes Chatauqua Project)
                LOC Bank of Tokyo, Ltd.                                07/01/21        3.80%    $ 1,000,000                   A1
     3,000,000  New York City GO 1993 - Series E3
                LOC Morgan Guaranty                                    08/01/23        3.70       3,000,000       VMIG-1      A1+
       100,000  New York City Trust Cultural Resource RB
                (Jewish Museum)
                LOC Sumitomo Bank, Ltd.                                12/01/21        4.00         100,000       VMIG-1      A1
     1,800,000  New York City Trust Cultural Resource RB
                (Solomon R. Guggenheim Foundation) - Series 90B
                LOC Swiss Bank Corp.                                   12/01/15        3.70       1,800,000                   A1+
     1,500,000  New York City, NY - Series A5
                LOC Kredietbank                                        08/01/16        3.80       1,500,000       VMIG-1      A1
     1,100,000  New York City, NY - Subseries E4
                LOC State Street Bank & Trust Co.                      08/01/21        3.70       1,100,000       VMIG-1      A1+
`      900,000  New York City, NY GO Bond - Series 1993
                Subseries E-5
                LOC Sumitomo Bank, Ltd.                                08/01/17        3.85         900,000       VMIG-1      A1
     2,000,000  New York City, NY GO Bond - Series E2
                LOC Fuji Bank, Ltd.                                    05/15/96        3.80       2,000,000       VMIG-1      A1
     1,800,000  New York City, NY GO Bond - Series 1993
                Subseries E5
                LOC Sumitomo Bank, Ltd.                                08/01/10        3.85       1,800,000       VMIG-1      A1
     1,500,000  New York City, NY GO - Series E5
                LOC Sumitomo Bank, Ltd.                                08/01/18        3.85       1,500,000       VMIG-1      A1
     2,600,000  New York City, NY GO - Subseries B10
                LOC Union Bank of Switzerland                          08/15/24        3.55       2,600,000       VMIG-1      A1
       400,000  New York City, NY GO - Subseries B2
                LOC Dai-Ichi Kangyo Bank, Ltd.                         08/15/18        4.05         400,000       VMIG-1      A1
     2,400,000  New York City, NY IDA
                (Nippon Cargo Airlines Company)
                LOC Industrial Bank of Japan, Ltd.                     11/01/15        4.75       2,400,000                   A1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL NEW YORK TAX FREE MONEY FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1995

===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ----------------
     Face                                                              Maturity                     Value                Standard
    Amount                                                               Date         Yield       (Note 1)       Moody's & Poor's
    ------                                                               ----         -----        ------        -------   ------

Other Variable Rate Demand Instruments (Continued)
----------------------------------------------------------------------------------------------------------------------------------
   $ 1,126,000  New York City, NY IDA Civic Facility RB
                (The Berkeley Carrol School Project) - Series 1993
                LOC Chemical Bank                                      06/30/23        3.45%    $ 1,126,000       VMIG-1
     4,700,000  New York City, NY IDRB (Airport Project) - Series 1985
                LOC Bayerische Landesbank Girozentrale                 04/01/00        3.55       4,700,000         P1        A1+
     1,500,000  New York City, NY IDRB (Stroheim & Romann Inc.)
                LOC Westdeutsche Landesbank Girozentrale               12/01/15        3.55       1,500,000                   A1+
     2,200,000  New York City, NY MHRB
                (James Tower Development) - Series A
                LOC Citibank                                           07/01/05        3.50       2,200,000                   A1+
     1,200,000  New York State ERDA PCRB
                (Niagara Mohawk Power Corp.)
                LOC Toronto-Dominion Bank                              12/01/25        3.70       1,200,000         P1
     2,000,000  New York State ERDA PCRB
                (Rochester Gas & Electric) - Series 1984
                LOC The Bank of New York                               10/01/14        3.65       2,000,000         P1
     1,200,000  New York State Energy Research & Development
                (Niagara Mohawk Power)
                LOC Morgan Stanley                                     06/01/29        3.55       1,200,000       VMIG-1      A1+
     1,495,000  New York State JDA - Series 1989                       03/01/05        4.05       1,495,000       VMIG-1
       700,000  New York State JDA - Series A1
                LOC Fuji Bank, Ltd.                                    03/01/03        3.85         700,000       VMIG-1
     2,000,000  New York State Local Government Assistance
                Corporation - Series D
                LOC Societe Generale                                   04/01/25        3.55       2,000,000       VMIG-1      A1+
     1,500,000  New York State Local Government Assistance
                Corporation - Series E
                LOC Canadian Imperial Bank of Commerce                 04/01/25        3.55       1,500,000       VMIG-1      A1+
     2,500,000  New York State Local Government Assistance
                Corporation - Series 1994B
                LOC Swiss Bank Corp.                                   04/01/23        3.50       2,500,000       VMIG-1      A1+
       500,000  New York State Medical Care Pooled
                Equipment Authority - Series 1994A
                LOC Chemical Bank                                      11/01/03        3.55         500,000       VMIG-1
     1,900,000  New York State Thruway Authority RB
                FGIC Insured                                           01/01/24        3.65       1,900,000       VMIG-1      A1+
       500,000  New York, NY - Series B Subseries B6
                MBIA Insured                                           08/15/05        3.70         500,000       VMIG-1      A1+
     1,300,000  Niagara Falls Bridge Commission Toll Bridge RB 1993 A
                FGIC Insured                                           10/01/19        3.65       1,300,000       VMIG-1      A1


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                 Maturity                     Value              Standard
    Amount                                                                   Date        Yield       (Note 1)     Moody's & Poor's
    ------                                                                   ----        -----        ------      -------   ------

Other Variable Rate Demand Instruments (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,200,000  Suffolk County, NY IDA
                (Nissequogue Cogen Partners) - Series 1993
                LOC Toronto-Dominion Bank                                 12/15/23        3.75%    $ 1,200,000     VMIG-1      A1+
     2,000,000  Suffolk County, NY Water Authority BAN                    12/14/99        3.65       2,000,000     VMIG-1
     1,000,000  Yonkers, NY IDA Civic RB (Consumers Union Facilities)
                AMBAC Insured                                             07/01/24        3.45       1,000,000     VMIG-1      A1+
    ----------                                                                                     -----------
    50,621,000  Total Other Variable Rate Demand Instruments                                        50,621,000
    ----------                                                                                      ----------
Tax Exempt Commercial Paper (3.41%)
----------------------------------------------------------------------------------------------------------------------------------
   $ 2,000,000  Dorm Authority of the State of NY
                Memorial Sloan Kettering Cancer Center RB 1989B
                LOC Chemical Bank                                         12/14/95        3.60%    $ 2,000,000     VMIG-1      A1
     ---------                                                                                       ---------
     2,000,000  Total Tax Exempt Commercial Paper                                                    2,000,000
    ----------                                                                                      ----------
Variable Rate Demand Instruments - Participations (2.94%)
-----------------------------------------------------------------------------------------------------------------------------------
     $ 260,569  Auburn, NY IDA IDRB (Bo-Mer Manufacturing Co., Inc.)
                LOC Chemical Bank                                         10/01/00        5.69%      $ 260,569       P1       A1
       265,634  Nassau County, NY IDA IDRB
                (Steven Klein/Normandie Metal Fabricators)
                LOC Chemical Bank                                         11/01/99        5.69         265,634       P1        A1
       266,640  New York City, IDA IDRB (Precision Plating Inc.)
                LOC Chemical Bank                                         09/01/00        5.69         266,640       P1        A1
       483,370  New York City, NY
                (Seybert-Nicholas Printing Corporation/Kenner Printing)
                LOC Chemical Bank                                         06/01/00        5.69         483,370       P1        A1
       216,666  New York City, NY IDA IDRB (Abigail Press, Inc. Project)
                LOC Chemical Bank                                         02/01/99        5.69         216,666       P1        A1
        90,000  New York City, NY IDA IDRB (Zaro's Bakeshop Inc.)
                LOC Chemical Bank                                         11/01/96        5.69          90,000       P1        A1
       143,041  Ulster County, NY IDA IDRB (Fin Pan Inc. Project)
                LOC Chemical Bank                                         11/01/99        5.69         143,041       P1        A1
    ----------                                                                                      ----------
     1,725,920  Total Variable Rate Demand Instruments - Participations                              1,725,920
    ----------                                                                                      ----------
                Total Investments (98.42%) (Cost $57,782,561+)                                      57,782,561
                Cash and Other Assets, Net of Liabilities (1.58%)                                      929,470
                                                                                                    ----------
                Net Assets (100.0%)                                                                $58,712,031
                                                                                                    ==========
                +   Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL NEW YORK TAX FREE MONEY FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1995

===============================================================================


FOOTNOTES

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN      =    Bond Anticipation Note                     MHRB     =     Multi-Family Housing Revenue Bond
     ERDA     =    Energy Research and Development Authority  MBIA     =     Municipal Bond Insurance Association
     FGIC     =    Federal Guarantee Insurance Company        PCRB     =     Pollution Control Revenue Bond
     GO       =    Government Obligation                      RAN      =     Revenue Anticipation Note
     IDA      =    Industrial Development Agency              RB       =     Revenue Bond
     IDRB     =    Industrial Development Revenue Bond        TAN      =     Tax Anticipation Note
     JDA      =    Job Development Authority                  USFD     =     Unified School Finance District











-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1995

===============================================================================

                                                                                                                        Ratings
                                                                                                                   ----------------
     Face                                                                                              Value               Standard
    Amount                                                                                            (Note 1)     Moody's & Poor's
    ------                                                                                             ------      ----------------

MUNICIPAL BONDS (95.53%)
-----------------------------------------------------------------------------------------------------------------------------------
  $ 1,285,000   Monroe County, NY IDA Civil Facility (DePaul Community Facility),
                6.50%, due 2/01/24                                                                   $ 1,356,754      Aa
      300,000   New York City Unlimited Tax General Obligation, 7.750%, due 8/15/13                      338,469     Baa1    BBB+
    2,350,000   New York, New York - Series C, 7.25%, due 8/15/24                                      2,542,912     Baa1    BBB+
    4,000,000   New York, New York - Series F, 6.625%, due 2/15/25                                     4,215,080     Baa1    BBB+
    2,400,000   New York State Dormitory Authority Revenue, 7.40%, due 8/01/30                         2,719,896      Aa      AAA
    7,255,000   New York State Dormitory Authority Revenue (Highlands Center),
                6.60%, due 2/01/34                                                                     7,717,143              AA
    2,330,000   New York State Dormitory Authority Revenue (Presbyterian Residential Community),
                6.50%, due 8/01/34                                                                     2,460,084              AA
      750,000   New York State Dormitory Authority Revenue (State University Educational Facilities),
                7.00%, due 5/15/16                                                                       808,170     Baa1    BBB+
    3,900,000   New York State Dormitory Authority Revenue (Nottingham Retirement Community),
                6.125%, 7/01/25                                                                        3,974,958              AA
    3,500,000   New York State Dormitory Authority Revenue (Jewish Geriatric) FHA - Insured Mortgage,
                7.35%, due 8/01/29                                                                     3,972,080              AAA
    5,190,000   New York State Dormitory Authority Revenue
                (Niagara Frontier Home) FHA - Insured Mortgage, 6.40%, 2/01/35                         5,460,295              AA
    1,000,000   New York State Dormitory Authority Revenue (St. Lukes Home Residential Health),
                6.375%, 8/01/35                                                                        1,051,630              AA
    6,000,000   New York State Dormitory Authority Revenue (Our Lady Of Consulation Nursing Home),
                FHA - Insured Mortgage, 6.05%, 8/01/35                                                 6,059,400              AA
    4,755,000   New York State Dormitory Authority Revenue (Geneva Nursing Home II),
                FHA - Insured Mortgage, 6.20%, 8/01/35                                                 4,910,108              AA
    1,000,000   New York State Energy Research & Development Authority - Industrial  Development
                 & Pollution Control (Brooklyn Union and Gas), MBIA, 6.75%, due 2/01/24                1,081,590      Aaa     AAA
    6,000,000   New York State Energy Research & Development Authority - Electric Facilities Revenue -
                (Consolidated Edison Company Project), 6.75%, due 1/15/27                              6,312,900      A1      A+
    1,000,000   New York State Energy Research & Development Authority - Electric Facilities
                Revenue - (Long Island Lighting Company Project), 7.15%, due 2/01/22                   1,025,930      Ba1     BB+
      500,000   New York State Energy Research & Development Authority -  Pollution Control Revenue -
                (Niagara Mohawk Power Corporation), FGIC, 6.625%, due 10/01/13                           544,950      Aaa     AAA

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1995

===============================================================================

                                                                                                                     Ratings
                                                                                                                ----------------
     Face                                                                                              Value            Standard
    Amount                                                                                           (Note 1)   Moody's & Poor's
    ------                                                                                            ------    ----------------

MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
    $ 550,000   New York State Environmental Facilities Corp. Pollution Control Revenue -
                (State Water Revolving Fund - Series C), 7.20%, due 3/15/11                           $ 603,939     Aa     A+
    1,750,000   New York State Medical Hospital Nursing Facilities, 6.60%, due 2/15/31                1,856,295            AAA
    1,500,000   New York State Housing Finance Agency Insured Multi-Family Mortgage Housing Revenue
                - Series 1992C, 6.50%, due 8/15/24                                                    1,546,020     Aa     AAA
    3,400,000   New York State Housing Finance Agency (Phillips Village Project) - Series A,
                7.75%, due 8/15/17                                                                    3,770,838     A
    6,750,000   New York State Medical Care Facilities Finance Agency Revenue
                (Hospital & Nursing Home FHA - Insured Mortgage - Series B), 6.60%, due 8/15/34       7,192,192     Aa
      175,000   New York State Medical Care Facilities Mental Health Service,
                7.30%, due 2/15/21                                                                      191,538     Baa1   BBB+
    5,300,000   New York State Medical Care Facilities Finance Agency Revenue,
                6.90%, due 8/15/34, AMBAC                                                             5,869,803     Aaa    AAA
    6,950,000   New York State Medical Care Facilities Finance Agency Revenue,
                (FHA - Insured Mortgage Project-1995 - Series C), 6.375%, due on 8/15/29              7,269,422     Aa     AA
      500,000   New York State Medical Care Facilities Finance Agency Revenue,
                (New York Downtown Hospital - Series A), 6.70%, due 2/15/12                             525,700     Baa    BBB
    2,600,000   New York State Medical Care Facilities Finance Agency Revenue,
                (New York Downtown Hospital - Series A), 6.80%, due 2/15/20                           2,754,570     Baa    BBB
    2,505,000   New York State Medical Care Facilities Finance Agency Revenue,
                (FHA - Insured Mortgage Project - Series A), 6.50%, due 2/15/35                       2,649,889     Aa     AA
    2,000,000   New York State Medical Care Facilities Finance Agency Revenue,
                (Brookdale Hospital Medical Center - Series A), 6.80%, due 8/15/12                    2,118,900     Baa    BBB
    2,550,000   New York State Medical Care Facilities Finance Agency Revenue,
                (Brookdale Hospital Medical Center - Series A), 6.85%, due 2/15/17                    2,711,849     Baa    BBB
    5,000,000   New York State Medical Care Facilities Finance Agency Revenue
                FHA Insured Mortgage Project - Series D, 6.375%, due 02/15/35                         5,245,700     Aa     AA
-------------                                                                                       -----------
   95,045,000   Total Municipal Bonds (Cost $94,802,181)                                            100,859,004
-------------                                                                                       -----------

     Shares                                                                                         Market Value
     ------                                                                                         ------------
Closed-End Funds (9.50%)
-----------------------------------------------------------------------------------------------------------------------------------
    $ 196,722   Intercapital New York Quality                                                       $ 2,262,303
      131,825   Munivest New York Insured Fund                                                        1,598,378

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

     Shares                                                                          Market Value
     ------                                                                          ------------
Closed-End Funds (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
    $ 229,074   Muniyield New York Insured Fund II                                     $ 3,121,133
        5,000   Muniyield New York Insured Fund III                                         66,250
      160,000   Muniyield New York Insured Fund                                          2,360,000
       54,547   Taurus Muni New York Holdings                                              620,472
    ---------                                                                          -----------
      777,168   Total Closed-End Funds (Cost $9,032,057)                                10,028,536
    ---------                                                                          -----------
                Total Investments (105.03%)(Cost $103,834,238+)                        110,887,540
                Liabilities in Excess of Cash and Other Assets (-5.03%)                ( 5,308,453)
                                                                                       -----------
                Net Assets(100.00%)                                                  $ 105,579,087
                                                                                       ===========

          +    Aggregate cost for federal income tax purposes is $103,854,498.
               Aggregate unrealized appreciation and depreciation, based on cost for federal income purposes, are $7,033,042 and $0.





















-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1995

===============================================================================

                                                                                                                      Ratings
                                                                                                                  ----------------
       Face                                                                                           Value               Standard
      Amount                                                                                        (Note 1)      Moody's & Poor's
      ------                                                                                         ------       ----------------
Municipal Bonds (85.05%)
-----------------------------------------------------------------------------------------------------------------------------------
    $ 125,000   Cape May County, New Jersey Industrial Pollution Control Financing Authority
                Revenue - Atlantic City Electric Company Project A, MBIA, 7.20%, due 11/01/29      $ 143,267         Aaa     AAA
       70,000   Essex County, New Jersey Import Authority Revenue Refunding Bond - Orange
                School District - Series A, MBIA, 6.95%, due 07/01/14                                 80,179         Aaa     AAA
      100,000   Irvington,  New Jersey Housing & Mortgage Finance  Authority, 6.50%,  due  02/01/24  103,014                 AAA
      100,000   New Jersey Economic  Development Authority - American Airline,  7.10%, due 11/01/31  107,074         Baa2    BB+
      250,000   New Jersey Economic Development Authority, Economic Development Revenue -
                Bancroft Incorporated Obligation Group, 6.05%, due 12/01/25, Connie Lee              259,735                 AAA
      150,000   New Jersey Economic Development Authority, Economic Development Revenue
                Refunding - Burlington Coat Factory, LOC First Fidelity Bank, 6.125%, due 09/01/10   157,055         A1
      150,000   New Jersey Economic Development Authority, Economic Development Revenue  -
                W.Y. Urban Holding Company, LOC NatWest Bank, Jersey City, 6.50%, due 06/01/15       158,312                 AA-
      100,000   New Jersey Economic Development Authority PSE&G, MBIA, 6.40%, due 05/01/32           106,897         Aaa     AAA
      100,000   New Jersey Economic Development Authority Water Facilities Revenue, FGIC, 6.875%
                due 11/01/34                                                                         110,444         Aaa     AAA
      100,000   New Jersey Economic Development Authority AMT-Economic Growth - Series D,
                LOC NatWest, 6.55%, due 08/01/14                                                     105,244                 AA-
       85,000   New Jersey Health Care Facilities Financing Authority Refunding Revenue
                Irvington General Hospital Issue - Series 1994, FHA, 6.40%, due 08/01/25              89,007                 AAA
      125,000   New Jersey Health Care Facilities Financing Authority Revenue Bond - General
                Hospital Center at Passaic, FSA, 6.75%, due 07/01/19                                 139,790         Aaa     AAA
      100,000   New Jersey Health Care Facilities Financing Authority Revenue Bond - Monmouth
                Medical Center Issue - Series C, CGIC, 6.25%, due 07/01/24                           106,282         Aaa     AAA
      100,000   New Jersey Health Care Facilities Financing Authority Revenue Bond - Newark
                Beth Israel Medical Center, FSA, 6.00%, due 07/01/24                                 104,048         Aaa     AAA
      100,000   New Jersey State Educational Facilities Authority Revenue Bond - New Jersey
                Institute Tech. Issue - Series A, MBIA, 6.00%, due 07/01/24                          104,538         Aaa     AAA
      125,000   New Jersey State Housing & Mortgage Finance Agency Multi-Family Housing Revenue
                Refunding - Presidential Plaza FHA-1, 7.00%, due 05/01/30                            132,215                 AAA
      300,000   New Jersey State Housing & Mortgage Finance Agency Multi-Family Housing
                Revenue - Series A, AMBAC, 6.05%, due 11/01/20                                       304,929         Aaa     AAA

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                                         Ratings
                                                                                                                   ----------------
     Face                                                                                                Value             Standard
    Amount                                                                                             (Note 1)    Moody's & Poor's
    ------                                                                                              ------     ----------------
Municipal Bonds (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
    $ 125,000   New Jersey State Housing & Mortgage Finance Agency Revenue Housing - Series A,
                6.95%, due 11/01/13                                                                   $ 133,091               A+
      150,000   New Jersey State Housing & Mortgage Finance Agency Revenue AMT - Home
                Buyers - Series O, MBIA, 6.35%, due 10/01/27                                            154,773       Aaa     AAA
      140,000   Newark, New Jersey Housing Finance Corporation Mortgage Revenue,
                Refunding-SEC 8-FHA-Manor Apts-A, 7.50%, due 02/15/24                                   154,031               AAA
      100,000   Puerto Rico Housing Bank & Finance Agency Single Family Mortgage Revenue AMT - Afford
                Housing Mortgage - Portfolio I, 6.25%, GNMA/FNMA/FHLMA College, due 04/01/29            101,860       Aaa     AAA
    ---------                                                                                         ---------
    2,695,000   Total Municipal Bonds (Cost $2,683,552)                                               2,855,785
    ---------                                                                                         ---------

     Shares                                                                                         Market Value
     ------                                                                                         ------------
Closed-End Funds (10.21%)
-----------------------------------------------------------------------------------------------------------------------------------
     $ 14,100   Munivest New Jersey Fund                                                              $ 170,962
       12,500   Muniyield New Jersey Fund                                                               171,875
    ---------                                                                                         ---------
       26,600   Total Closed-End Funds (Cost $338,580)                                                  342,837
    ---------                                                                                         ---------
                Total Investments (95.26%)(Cost $ 3,022,132+)                                         3,198,622
                Cash and Other Assets, Net of Liabilities (4.74%)                                       159,261
                                                                                                      ---------
                Net Assets(100.00%)                                                                 $ 3,357,883
                                                                                                      =========

               + Aggregate  cost for federal  income tax purposes is  identical.
               Aggregate unrealized appreciation and depreciation are $176,490 and $0.



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 1995

===============================================================================

                                                                                                             Ratings
                                                                                                         ----------------
     Face                                                                                 Value                  Standard
    Amount                                                                               (Note 1)        Moody's & Poor's
    ------                                                                                ------         ----------------

MUNICIPAL BONDS (91.25%)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 150,000    All Saints Health System Taxable Bonds
                9.00%, due 8/15/24, MBIA                                                 $ 169,359         Aaa     AAA
     100,000    Buffalo New York, GO, AMBAC Taxable Bonds
                Series F, 9.05%, due 2/01/15                                               109,166         Aaa     AAA
     285,000    California Housing Finance MHRB Taxable II
                Series C, 8.10%, due 2/01/37                                               292,946         Aaa     AAA
   2,000,000    Compton California Community Redevelopment Agency
                Capital Appreciation Tax Allocation - Series C 0.00%, due 8/01/22, CGIC    288,020         Aaa     AAA
     150,000    Connecticut Health and Educational Maefair Health, Taxable Bonds
                9.20%, due 11/01/24                                                        180,144         A1      AA-
     125,000    Connecticut Health and Educational Facility Authority
                Laurelwood Rehab & Skilled Nursing Project, 9.36%, due 11/01/24            146,104         A1      AA-
     150,000    Connecticut Health and Educational Facilities Authority Taxable Bonds,
                Nursing Home Program Issue - Series 1994, 8.90%, due 11/01/24              174,854         A1      AA-
     255,000    Connecticut Housing Finance Authority Housing Mortgage Finance
                Program 1993 - Series G, 9.25%, due 5/15/27                                283,601         Aa      AA
     100,000    Connecticut Development Authority Tax - Subseries B1
                8.50%, due 8/15/14                                                         104,262                 A+
     125,000    Conyers GA Water & Sewer Revenue Bonds, AMBAC, 8.75%, due 7/01/15          139,024         Aaa     AAA
     250,000    Cuyahoga County Ohio Economic Development Revenue
                Taxable Gateway Arena PJ-Series A 8.625%, due 6/01/22                      274,463         A
     150,000    Idaho Housing Agency MFB, 8.50%, due 7/01/09                               155,487         A
     150,000    Illinois Housing AMBAC, 8.64%, due 12/01/21                                153,323         Aaa     AAA
   2,180,000    Kern County California Pension Obligation
                Capital Appreciation Taxable, 0.00% due 8/15/18, MBIA                      414,069         Aaa     AAA
     325,000    Maryland State Community Development Administration MHRB Taxable Bonds
                Department Housing & Community Development - F
                9.10%, due 5/15/10                                                         351,903         Aa
      150,000   Memorial Health System Revenue Bond, MBIA, 8.375%, due 10/01/20            163,473         Aaa     AAA
      200,000   Michigan State Housing Development Authority Multi-Family
                Taxable Bonds - Series A 8.30%, due 11/01/15                               210,930         Aaa     AAA
      190,000   Minnesota State Housing Finance Agency Taxable Bonds
                Rental Housing - Series A
                8.70%, due 8/01/22                                                         196,540                 A+
      60,000    Minnesota State Housing  - Series B, 8.00%, due 2/01/18                     61,555                 A+
      50,000    Minnesota State Housing Finance Agency  - Taxable-Single Family Mortgage-G
                8.05%, due 1/01/21                                                          51,471                 A+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                                  Ratings
                                                                                                              ----------------
     Face                                                                                      Value                  Standard
    Amount                                                                                    (Note 1)        Moody's & Poor's
    ------                                                                                     ------         ----------------
MUNICIPAL BONDS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 100,000    New Hampshire State Housing and Finance Authority Single Family Mortgage
                Revenue Bonds, - Series 1995-C, 9.40%, due 7/01/14                            $ 107,859         Aa
     240,000    New Jersey State Housing and Mortgage Finance Agency Rental Housing
                Revenues - Taxable Bonds, - Series E, 8.95%, due 11/01/12                       258,682                  A+
     180,000    New York, New York - Series D, 9.625%, due 8/01/10                              195,995         Baa1    BBB+
      40,000    New York, New York Taxable Bonds, 9.90%, due 2/01/10                             45,856         Baa1    BBB+
     250,000    New York State Environment Facilities Corp. State Service Contract Revenue
                Series A 9.625%, due 3/15/21                                                    285,447         Baa1     BBB
     300,000    New York State Housing Finance Agency , 8.25%, due 5/15/35                      308,943                  AAA
     110,000    New York State Housing Finance Agency Service Contract Obligation
                Revenue - Series B, 8.60%, due 3/15/04                                          121,275         Baa1     BBB
     100,000    Pittsburgh Pennsylvania Urban Redevelopment
                Authority, CGIC, 9.07%, due 9/01/14                                             117,016         Aaa     AAA
     300,000    Sacramento County, California, 0.00%, due 8/15/21, MBIA                         250,836         Aaa     AAA
     120,000    Southeastern Pennsylvania Trans Authority, FGIC, 8.75%, due 3/01/20             136,501         Aaa     AAA
     300,000    Tampa Florida Sports Authority Taxable - LN - Arena
                PJ Hillsboro, 8.07%, due 10/01/26, MBIA                                         320,184         Aaa     AAA
     375,000    Texas State Department Housing & Community
                Taxable Mortgage - Series C1, 7.76%, due 9/01/17, MBIA                          380,122         Aaa     AAA
     700,000    United Nations Development Corporation, 8.80%, due 7/01/26                      747,712         A
     365,000    Virginia State Housing Development Authority Multi-family
                Taxable Bonds - Series A, 8.125% due 11/01/15                                   372,774         AA      AA+
     350,000    Wisconsin Housing & Economic Development Authority Home Ownership RB
                Taxable Bonds - Series H, 7.875% due 3/01/26                                    356,513         AA      AA
  ----------                                                                                  ---------
  10,975,000    Total Municipal Bonds (Cost $7,435,755)                                       7,926,409
  ----------                                                                                  ---------

     Shares                                                                                  Market Value
     ------                                                                                  ------------
Closed-End Funds (9.51%)
-----------------------------------------------------------------------------------------------------------------------------------
     $ 60,000   Blackrock Income Trust                                                         $ 405,000
       46,761   Hyperion Total Return                                                            420,849
    ---------                                                                                  ---------
      106,761   Total Closed-End Funds (Cost $ 834,911)                                          825,849
    ---------                                                                                  ---------
                Total Investments (100.76%)(Cost $8,270,666+)                                  8,752,258
                Liabilities in Excess of Cash and Other Assets (-0.76%)                       (   66,301)
                                                                                               ---------
                Net Assets(100.00%)                                                          $ 8,685,957
                                                                                               =========

              + Aggregate cost for federal income tax purposes is $8,276,728.
               Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $493,733 and $18,203.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995

===============================================================================



                                          Lebenthal New York    Lebenthal New York    Lebenthal New Jersey     Lebenthal Taxable
                                               Tax Free              Municipal              Municipal              Municipal
                                              Money Fund             Bond Fund              Bond Fund              Bond Fund
                                          ------------------    ------------------    --------------------     --------------
ASSETS

Investment in securities
  at value (cost $57,782,561, $103,834,238,
  $3,022,132 and 8,270,666)                   $ 57,782,561      $ 110,887,540           $ 3,198,622             $  8,752,258
Receivables:
   Securities sold.............                  1,000,000               --                    --                      --
   Capital shares sold.........                     --              1,455,436               106,061                  335,357
   Interest....................                    288,170          1,945,872                49,240                  127,122
   Dividends...................                     --                   --                    --                        137
   Due from Manager............                     --                   --                  26,026                   11,642
Deferred organization expenses.                        663              8,646                23,257                   18,764
                                               -----------        -----------             ---------                ---------
      Total assets.............                 59,071,394        114,297,494             3,403,206                9,245,280
                                               -----------        -----------             ---------                ---------


LIABILITIES

Payables:
   Securities purchased........                     --              6,394,753                  --                      --
   Capital shares redeemed.....                     --                172,820                  --                      --
   Dividends declared..........                     65,570            315,967                10,698                   33,072
   Due to Administrator........                     --                 10,534                  --                      --
   Due to Distributor..........                     12,649             21,068                  --                      --
   Due to Manager..............                     12,649             19,989                  --                      --
   Due to Custodian............                    170,002          1,737,355                 3,522                  488,494
Accrued expenses and other liabilities              98,493             45,921                31,103                   37,757
                                               -----------        -----------             ---------                ---------
      Total liabilities........                    359,363          8,718,407                45,323                  559,323
                                               -----------        -----------             ---------                ---------


NET ASSETS                                    $ 58,712,031      $ 105,579,087           $ 3,357,883              $ 8,685,957
                                                ==========        ===========             =========                =========

Shares outstanding (Note 3)....                 58,719,185         13,216,773               500,916                1,203,348
Net asset value, and redemption
     price per share...........                $      1.00         $     7.99             $    6.70              $      7.22
Maximum offering price per share*              $      1.00         $     8.37             $    7.02              $      7.56

* The sales charge on the New York Bond Fund, the New Jersey Bond Fund and the Taxable Bond Fund is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales. There is no sales charge on the Money Fund.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1995

===============================================================================


                                          Lebenthal New York     Lebenthal New York    Lebenthal New Jersey      Lebenthal Taxable
                                               Tax Free               Municipal              Municipal               Municipal
                                              Money Fund              Bond Fund              Bond Fund               Bond Fund
                                          ------------------     ------------------    --------------------      -----------------

INVESTMENT INCOME

Income:
  Interest.....................              $ 2,200,657           $ 5,360,054             $ 136,441                $ 345,428
  Dividends....................                      --                599,835                12,912                   35,287
                                               ---------             ---------               -------                 --------
     Total income..............                2,200,657             5,959,889               149,353                  380,715
                                               ---------             ---------               -------                 --------
Expenses: (Note 2)
  Management fee...............                  144,051               214,981                 5,987                   11,647
  Distribution fee.............                  144,051               224,979                 5,987                   11,647
  Administration fee...........                     --                 112,489                 2,994                    5,824
  Shareholder servicing fee....                  144,051                  --                    --                      --
  Custodian fees...............                    8,210                11,782                 1,997                    2,560
  Shareholder servicing and
        related shareholder expenses             217,466               102,568                17,604                   18,033
  Interest.....................                     --                  89,673                  --                      --
  Legal, compliance and filing fees               34,361                60,889                 9,903                   12,999
  Audit and accounting fees....                   63,093                44,597                45,205                   50,074
  Director's fees..............                    4,918                 9,109                   256                      509
  Amortization of organization expenses           10,964                15,319                 7,746                    6,249
  Other........................                    5,607                 4,376                 1,081                    1,106
                                               ---------             ---------             ---------                ---------
   Total expenses..............                  776,772               890,762                98,760                  120,648
   Less: Reimbursement of expenses (Note 2)        --                     --               (  69,431)              (   63,701)
         Fees paid indirectly..                 (  1,278)                 --                    --                      --
         Fees waived...........                 (144,051)                 --               (  14,968)              (   29,118)
                                               ---------             ---------             ---------                ---------
   Net expenses................                  631,443               890,762                14,361                   27,829
                                               ---------             ---------             ---------                ---------
Net investment income..........                1,569,214             5,069,127               134,992                  352,886
                                               ---------             ---------             ---------                ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments         ( 3,238)             1,283,011                36,790                   10,392
Change in unrealized appreciation
     (depreciation) of investments                 --               11,953,235               221,012                  585,669
                                               ---------            ----------              --------                ---------
Net realized and unrealized
     gain (loss) on investments                 ( 3,238)            13,236,246               257,802                  596,061
                                               ---------            ----------              --------                ---------
Increase (decrease) in net
     assets from operations....               $1,565,976          $ 18,305,373             $ 392,794                $ 948,947
                                               =========            ==========              ========                 ========

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 1995 AND 1994

===============================================================================

                                                Lebenthal New York Tax Free           Lebenthal New York Municipal
                                                        Money Fund                               Bond Fund
                                           ----------------------------------         ----------------------------
                                                 1995                1994                 1995              1994
                                           ---------------      -------------         --------------      --------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.............      $ 1,569,214          $ 918,497         5,069,127             $ 4,417,708
    Net realized gain (loss) on
        investments...................          ( 3,238)               910         1,283,011             ( 4,604,120)
    Change in unrealized appreciation.              --               --           11,953,235             ( 8,260,378)
                                            -----------          ---------        ----------             -----------
Increase (decrease)
        in net assets from operations.        1,565,976            919,407        18,305,373             ( 8,446,790)
Dividends from net investment income..      ( 1,569,214)*        ( 918,497)*     ( 5,069,127)*           ( 4,417,708)*
Distributions from net realized gains
        on investments................          --                   --               --                 (   365,144)
Capital share transactions (Note 3)...       10,865,643            237,828        17,016,993               7,828,771
                                             ----------          ----------      -----------             -----------
        Total increase (decrease).....       10,862,405            238,738        30,253,239             ( 5,400,871)
Net assets:
    Beginning of year.................       47,849,626         47,610,888        75,325,848              80,726,719
                                             ----------         ----------       -----------             -----------
    End of year.......................     $ 58,712,031       $ 47,849,626      $105,579,087            $ 75,325,848
                                             ==========         ==========       ===========             ===========

*  Designated as exempt interest dividends for federal income tax purposes.



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED NOVEMBER 30, 1995 AND 1994

===============================================================================


                                               Lebenthal New Jersey Municipal            Lebenthal Taxable Municipal
                                                          Bond Fund                                   Bond Fund
                                            ----------------------------------          -----------------------------

                                                  1995                1994                   1995            1994
                                            ---------------      -------------          -------------     -----------


INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.............        $ 134,992             $ 87,979               $ 352,886         $ 170,931
    Net realized gain (loss) on
        investments...................           36,790            ( 315,519)                 10,392         ( 246,621)
    Change in unrealized appreciation.          221,012             ( 44,522)                585,669         ( 104,077)
                                             ----------          -----------              ----------        ----------
Increase (decrease)
        in net assets from operations.          392,794            ( 272,062)                948,947         ( 179,767)
Dividends from net investment income..        ( 134,992 )*         ( 87,979 )*             ( 352,886)        ( 170,931)
Distributions from net realized gains
        on investments................             --                   --                      --                --
Capital share transactions (Note 3)...          954,934            2,505,188               5,099,617         3,340,977
                                             ----------          -----------              ----------        ----------
     Total increase (decrease)........        1,212,736            2,145,147               5,695,678         2,990,279
Net assets:
     Beginning of year................        2,145,147                 -0-                2,990,279              -0-
                                             ----------           ----------              ----------        ----------
     End of year......................      $ 3,357,883          $ 2,145,147             $ 8,685,957       $ 2,990,279
                                             ==========           ==========              ==========        ==========

*  Designated as exempt interest dividends for federal income tax purposes.



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS


-------------------------------------------------------------------------------

1. Summary of Accounting Policies

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Tax Free Money Fund (the "Money Fund"), Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund"). Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     For the Money Fund, investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     For the New York Bond Fund, the New Jersey Bond Fund and the Taxable Bond Fund, municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined most likely on the basis of the factors listed above. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Non-tax exempt securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

     b) Federal Income Taxes -

     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Organizational Expenses -

     The New Jersey Bond Fund and the Taxable Bond Fund are amortizing organization expenses by straight-line charges against income over the period ending November 30, 1998.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

Summary of Accounting Policies (Continued)

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased by the New York Bond Fund, the New Jersey Bond Fund and the Taxable Bond Fund are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Advisory Fees and Other Transactions with Affiliates

For the Money Fund:

Under the Management Contract, the Money Fund pays an investment management fee to Reich & Tang Asset Management L.P. (its Manager), equal to .25% of the Fund's average daily net assets up to $100 million and .20% of such assets in excess of $100 million.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Lebenthal & Co., Inc. (its Distributor) have entered into a Shareholder Servicing and Administration Agreement under which the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets up to $100 million and .20% of such assets in excess of $100 million. The Distributor has agreed to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended November 30, 1995.

For the New York Bond Fund, the New Jersey Bond Fund and the Taxable Bond Fund:

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to .25% of the Fund's average daily net assets up to $50 million; .225% of such assets between $50 million and $100 million; and .20% of such assets in excess of $100 million. The Manager supervises all aspects of the Fund's operations. The Manager has agreed to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the year ended November 30, 1995, the Manager voluntarily waived management fees of $5,987 and $11,647 for the New Jersey Bond Fund and the Taxable Bond Fund, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses for the New Jersey Bond Fund and the Taxable Bond Fund amounting to $69,431 and $63,701, respectively.

Pursuant to the Administrative Services Agreement, the Fund pays Reich & Tang Asset Management L.P., (its Administrator) a fee equal to .125% of the Fund's average daily net assets up to $100 million and .10% of such assets in excess of $100 million. For the year ended November 30, 1995, the Administrator voluntarily waived administration fees for the New Jersey Bond Fund and the Taxable Bond Fund of $2,994 and $5,824, respectively.

For all Funds:

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives from each Fund a fee equal to
 .25% of the Fund's average daily net assets. For the year ended November 30, 1995, the Distributor voluntarily waived fees of $144,051, $5,987 and $11,647 from the Money Fund, the New Jersey Bond Fund and the Taxable Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

Investment Advisory Fees and Other Transactions with Affiliates (Continued)

Lebenthal & Co., Inc. retained commissions of $535,793 from the sales of shares of the New York Bond, the New Jersey Bond Fund and the Taxable Bond Fund.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $135,570, $13,347, $424 and $537 for the Money Fund, the New York Bond Fund, the New Jersey Bond Fund and the Taxable Bond Fund, respectively, paid to Fundtech Services, L.P., an affiliate of Reich & Tang Asset Management L.P. as servicing agent to the Funds. Included in the Statements of Operations of the Money Fund under the caption "Custodian fees" are custodian expense offsets of $1,278.

Fees are paid to Directors of the Company who are unaffiliated with the Managers, the Distributor or the Administrator on the basis of $2,000 per annum plus $500 per meeting attended.

3. Capital Stock

At November 30, 1995, there were 20,000,000,000 shares of $.001 par value stock authorized and capital paid in for the Money Fund, the New York Bond Fund, the New Jersey Bond Fund and the Taxable Bond Fund amounted to $58,719,185, and $101,846,956, $3,460,122 and $8,440,594, respectively. Transactions in capital stock were as follows:


                                        Lebenthal New York Tax Free Money Fund   Lebenthal New York Tax Free Money Fund
                                                      Year Ended                               Year Ended
                                                   November 30, 1995                        November 30, 1994
                                        --------------------------------------   --------------------------------------
                                              Shares              Amount                 Shares             Amount
                                              ------              ------                 ------             ------
Sold..................................     270,883,569       $ 270,883,569            181,240,729       $ 181,240,729
Issued on reinvestment of dividends...       1,499,794           1,499,794                870,979             870,979
Redeemed..............................    (261,517,720)       (261,517,720)          (181,873,880)       (181,873,880)
                                           -----------         -----------            -----------         -----------
Net increase (decrease)...............      10,865,643       $  10,865,643                237,828       $     237,828
                                           ===========         ===========            ===========         ===========


                                        Lebenthal New York Municipal Bond Fund   Lebenthal New York Municipal Bond Fund
                                                      Year Ended                               Year Ended
                                                   November 30, 1995                        November 30, 1994
                                        --------------------------------------   --------------------------------------
                                              Shares              Amount                 Shares             Amount
                                              ------              ------                 ------             ------
Sold..................................       3,626,833        $ 27,728,133              3,069,379        $ 23,445,492
Issued on reinvestment of dividends...         584,439           4,424,986                528,597           3,988,593
Redeemed..............................     ( 2,011,809)       ( 15,136,126)           ( 2,631,314)       ( 19,605,314)
                                            ----------         -----------             ----------         -----------
Net increase (decrease)...............       2,199,463        $ 17,016,993                966,662        $  7,828,771
                                            ==========         ===========             ==========         ===========


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

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===============================================================================


3.  Capital Stock (Continued)


                                        Lebenthal New Jersey Municipal Bond Fund   Lebenthal New Jersey Municipal Bond Fund
                                                       Year Ended                                 Year Ended
                                                    November 30, 1995                          November 30, 1994
                                        ----------------------------------------   ----------------------------------------
                                               Shares              Amount                 Shares             Amount
                                               ------              ------                 ------             ------
Sold..................................         320,760      $    2,060,689                378,649        $  2,606,421
Issued on reinvestment of dividends...          18,321             118,158                  9,222              59,421
Redeemed..............................       ( 198,975)        ( 1,223,913)              ( 27,061)          ( 160,654)
                                              --------          ----------               --------            --------
Net increase (decrease)...............         140,106       $     954,934                360,810         $ 2,505,188
                                              ========         ===========               ========           =========


                                          Lebenthal Taxable Municipal Bond Fund     Lebenthal Taxable Municipal Bond Fund
                                                        Year Ended                                Year Ended
                                                    November 30, 1995                          November 30, 1994
                                          -------------------------------------     -------------------------------------
                                               Shares              Amount                 Shares             Amount
                                               ------              ------                 ------             ------
Sold..................................         928,692         $ 6,373,549                502,012         $ 3,537,995
Issued on reinvestment of dividends...          39,468             270,713                 12,689              85,390
Redeemed..............................       ( 236,166)        ( 1,544,645)             (  43,347)         (  282,408)
                                              --------          ----------               --------           ---------
Net increase (decrease)...............         731,994         $ 5,099,617                471,354         $ 3,340,977
                                              ========          ==========               ========           =========

4. Investment Transactions

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $167,258,181, $3,235,046 and $9,344,665, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund and the Taxable Bond Fund, other than short term obligations, were $142,019,560, $1,459,033 and $4,078,655, respectively. Accumulated undistributed realized gains(losses) at November 30, 1995 amounted to ($7,154), ($3,321,171), ($278,729) and ($236,229)
for the Money Fund, the New York Bond Fund, the New Jersey Bond Fund and the Taxable Bond Fund, respectively. Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2002 amounted to ($3,916), ($3,290,709), ($278,729) and ($230,167) for the Money Fund, the New
York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively and ($3,238) through November 30, 2003 for the Money Fund.

5. Concentration of Credit Risk

The Money Fund and the New York Bond Fund invest primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Approximately 79% of the investments of the Money Fund are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Subsequent Event

Effective December 11, 1995, the Money Fund stopped offering the sale of its shares and transferred all of its net assets to an unaffiliated investment company, Alliance Municipal Trust-New York Portfolio.


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

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LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

7. Selected Financial Information:

                                                                              Lebenthal New York
                                                                              Tax Free Money Fund
                                       -------------------------------------------------------------------------------------------
                                             Year              Year              Year               Year         December 24, 1990
                                             Ended             Ended             Ended              Ended         (Inception) to
                                       November 30, 1995 November 30, 1994 November 30, 1993  November 30, 1992  November 30, 1991
                                       ----------------- ----------------- -----------------  -----------------  -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period            $ 1.00           $ 1.00           $ 1.00          $  1.00              $ 1.00
                                               --------          -------          -------         --------            --------
Income from investment operations:
Net investment income.............                 .027            0.018            0.016            0.025               0.029
Net realized and unrealized
    gain on investments............               --               --               --                --                 --
                                               --------         --------          -------         --------            --------

Total from investment operations...                .027            0.018            0.016            0.025              0.029
                                               --------         --------          -------         --------            --------

Less distributions:
Dividends from net investment income             ( .027)         ( 0.018)         ( 0.016)         ( 0.025)           ( 0.029)
Distributions from net realized
    gain on investments............               --               --               --                --                 --
                                               --------         --------          -------         --------            --------

Total distributions................              ( .027)         ( 0.018)        ( 0.016)          ( 0.025)           ( 0.029)
                                               --------         ---------         --------        ---------           --------

Net asset value, end of period.....              $ 1.00          $ 1.00          $ 1.00            $ 1.00             $ 1.00
                                               ========         =========         ========        =========           ========

Total Return
  (without deduction of sales load)                2.77%           1.82%           1.66%             2.54%              3.54%*

Ratios/Supplemental Data
Net assets, end of period (000)....             $ 58,712        $ 47,850        $ 47,611          $ 50,941           $ 45,618

Ratios to average net assets:
  Expenses.........................                1.10%++         0.99%++         0.89%++           0.89%++            0.58%*++
  Net investment income............                2.72%++         1.80%++         1.65%++           2.48%++            3.74%*++

*    Annualized.                  + Not Annualized
++   Management, shareholder servicing, and distribution fees for the Money Fund of .25%,  .25%,  .34%,  .34% and .66% of average net assets,  respectively, were  waived  during  each  period.  For the New York Bond  Fund  advisory, management,  administration,  and distribution fees of .38%, .58%, .62% and
     .775% of average net assets, respectively,  were waived during each period;
     and expenses were  reimbursed  equivalent to .08%,  .34%, .65% and 1.78% of average net  assets.  For the New Jersey  Bond Fund  advisory,  management, administration  and  distribution  fees of .63%  and  .68% of  average  net assets,  respectively,  were  waived  during the period and  expenses  were
     reimbursed   equivalent   to  2.90%  and  3.55%  of  average   net  assets,
     respectively.   For   the   Taxable   Bond   Fund   advisory,   management,
     administration  and  distribution  fees of .63%  and  .68% of  average  net assets,  respectively,  were waived  during the period;  and expenses  were
     reimbursed   equivalent   to  1.36%  and  2.32%  of  average   net  assets,
     respectively.


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

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===============================================================================


                                                                       Lebenthal New York
                                                                       Municipal Bond Fund
                                       --------------------------------------------------------------------------------------------
                                              Year               Year               Year             Year             June 24, 1991
                                             Ended              Ended              Ended            Ended           (Inception) to
                                       November 30, 1995 November 30, 1994+++ November 30, 1993 November 30, 1992 November 30, 1991
                                       ----------------- -------------------- ----------------- ----------------- -----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period            $ 6.84            $ 8.03             $ 7.54           $  7.19             $ 7.16
                                                -------           -------             ------          --------             ------

Income from investment operations:
Net investment income...........                  0.43               0.41              0.44              0.47               0.14
Net realized and unrealized
    gain/(loss) on investments .                  1.15             ( 1.15)             0.50              0.35               0.03
                                                 -----              -----              -----             -----              -----

Total from investment operations                  1.58              ( .74)             0.94              0.82                .17
                                                 -----              -----              -----             -----              -----

Less distributions:
Dividends from net investment income            ( 0.43)            ( 0.41)           ( 0.44)           ( 0.47)            ( 0.14 )
Distributions from net realized
    gain on investments.........                   --              ( 0.04)           ( 0.01)              --                 --
                                                 -----              -----             ------              ----             ------

Total distributions.............                ( 0.43)            ( 0.45)           ( 0.45)           ( 0.47)            ( 0.14)
                                                 -----              -----             ------             -----             ------

Net asset value, end of period..                $ 7.99             $ 6.84            $ 8.03            $ 7.54             $ 7.19
                                                ======             ======             ======            ======             ======

Total Return
  (without deduction of sales load)              23.56%            ( 9.62%)           12.63%            11.68               2.36%+
Ratios/Supplemental Data
Net assets, end of period (000).               $105,579            $75,326           $80,727           $39,350            $14,549

Ratios to average net assets:
  Expenses......................                  0.99%              0.64%++         0.20%++          0.17%++               0%*++
  Net investment income.........                  5.63%              5.44%++         5.42%++          6.08%++            6.08%*++
Portfolio turnover..............                148.88%            192.91%           7.88%            8.14%                 0%

Bank loans
Amount outstanding at end of period (000)        $1,737              --                 --                --                 --
Average amount of bank loans outstanding
   during  the period (000)                       1,857              --                 --                --                 --
Average number of shares outstanding
   during the period (000)                       11,866              --                 --                --                 --
Average amount of debt per share
   during the period                              0.16               --                 --                --                 --

+++ Effective August 15, 1994, the investment advisor changed to Lebenthal Asset Management, Inc.

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

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LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================
7. Selected Financial Information: (Continued)

                                              Lebenthal New Jersey                            Lebenthal Taxable
                                                 Municipal Bond Fund                           Municipal Bond Fund
                                        ----------------------------------------  -------------------------------------------------
                                            Year                  Year                     Year                   Year
                                            Ended                 Ended                    Ended                  Ended
                                        November 30, 1995 November 30, 1994+++        November 30, 1995     November 30, 1994+++
                                        ----------------- ----------------------  ----------------------    -----------------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period            $ 5.95              $ 7.16                $    6.34                 $ 7.16
                                                ------              ------                ---------                  -----



Income from investment operations:
Net investment income..............               0.36                0.32                     0.53                   0.44
Net realized and unrealized
    gain (loss) on investments ....               0.75              ( 1.21)                    0.88                 ( 0.82)
                                                 -----               -----                   ------                  -----

Total from investment operations...               1.11              ( 0.89)                    1.41                 ( 0.38)
                                                 -----               -----                  -------                  -----

Less distributions:
Dividends from net investment income            ( 0.36)             ( 0.32)                 ( 0.53)                 ( 0.44)
Distributions from net realized
    gain on investments............                 --                 --                      --                      --
                                                ------               ------                  -----                   -----

Total distributions................             ( 0.36)             ( 0.32)                  ( 0.53)                ( 0.44)
                                                 -----               -----                    -----                  -----

Net asset value, end of period.....             $ 6.70               $ 5.95                  $ 7.22                 $ 6.34
                                                ======               ======                  ======                 ======

Total Return
  (without deduction of sales load)              19.10%             ( 12.70%)                 23.11%                ( 5.45%)

Ratios/Supplemental Data

Net assets, end of period (000)....              $3,358               $2,145                  $8,686                 $2,990

Ratios to average net assets:
  Expenses.........................               0.60%++              0.60%++                  .60%++                0.60%++
  Net investment income............               5.64%                4.97%++                 7.57%++                6.74%++
Portfolio turnover.................              61.69%              291.60%                  84.74%                 93.73%

*    Annualized                          + Not Annualized
++   Management, shareholder servicing, and distribution fees for the Money Fund of .25%,  .25%,  .34%,  .34% and .66% of average net assets,  respectively, were  waived  during  each  period.  For the New York Bond  Fund  advisory, management,  administration,  and distribution fees of .38%, .58%, .62% and
     .775% of average net assets, respectively,  were waived during each period;
     and expenses were  reimbursed  equivalent to .08%,  .34%, .65% and 1.78% of average net  assets.  For the New Jersey  Bond Fund  advisory,  management, administration  and  distribution  fees of .63%  and  .68% of  average  net assets,  respectively,  were  waived  during the period and  expenses  were
     reimbursed   equivalent   to  2.90%  and  3.55%  of  average   net  assets,
     respectively.   For   the   Taxable   Bond   Fund   advisory,   management,
     administration  and  distribution  fees of .63%  and  .68% of  average  net assets,  respectively,  were waived  during the period;  and expenses  were
     reimbursed   equivalent   to  1.36%  and  2.32%  of  average   net  assets,
     respectively.
+++  Effective  August 15, 1994,  the  investment  advisor  changed to Lebenthal
     Asset Management, Inc.

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

-------------------------------------------------------------------------------


LEBENTHAL FUNDS, INC.
INDEPENDENT AUDITOR'S REPORT


===============================================================================


The Board of Directors and Shareholders
Lebenthal Funds, Inc.

We have audited the accompanying statements of assets and liabilities and the statements of investments of Lebenthal New York Tax Free Money Fund, Lebenthal New York Municipal Bond Fund, Lebenthal New Jersey Municipal Bond Fund, and Lebenthal Taxable Municipal Bond Fund, series of Lebenthal Funds, Inc., as of November 30, 1995, and the related statements of operations, the statements of changes in net assets and the selected financial information for each of the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of the Lebenthal New York Tax Free Money Fund, Lebenthal New York Municipal Bond Fund, Lebenthal New Jersey Municipal Bond Fund and Lebenthal Taxable Municipal Bond Fund, series of Lebenthal Funds, Inc. as of November 30, 1995, the results of their operations, the changes in their net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.





                                        /S/ McGladrey & Pullen, LLP


New York, New York
December 29, 1995




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
This report is submitted for the general information of the shaerholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------


Lebenthal Funds, Inc.
     120 Broadway
     New York, New York 10271
     (212) 425-6116

Distributor and
     Shareholder Servicing Agent
     Lebenthal & Co., Inc.
     120 Broadway
     New York, New York 10271




[Cover Graphic Omitted}